Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values and Related Notional Values of Derivatives [Table Text Block]
The net fair values and the related net notional values of derivatives included in the Company’s Consolidated Balance Sheets at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2016			Net notional exposure	Fair value
Derivatives not designated as hedges
Foreign exchange forward contracts	$5,263	$(7,142)	$1,929,033	$(1,879)
Insurance-linked securities (1)	10,130	(97)	145,011	10,033
Total return swaps	1,989	(3,217)	42,304	(1,228)
Interest rate swaps (2)	—	(13,403)	194,585	(13,403)
TBAs	1,369	(185)	386,500	1,184
Total derivatives not designated as hedges	$18,751	$(24,044)		$(5,293)

Total derivatives	$18,751	$(24,044)		$(5,293)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2015			Net notional exposure	Fair value
Derivatives designated as hedges
Foreign exchange forward contracts (net investment hedge)	$—	$(9,305)	$392,523	$(9,305)
Total derivatives designated as hedges	$—	$(9,305)		$(9,305)

Derivatives not designated as hedges
Foreign exchange forward contracts	$15,311	$(5,804)	$1,708,285	$9,507
Foreign currency option contracts	—	—	82,148	—
Futures contracts	5,675	(140)	3,610,658	5,535
Insurance-linked securities (1)	9,428	(3,944)	140,320	5,484
Total return swaps	2,745	(2,878)	42,438	(133)
Interest rate swaps (2)	—	(24,383)	196,804	(24,383)
TBAs	—	(1,462)	447,315	(1,462)
Total derivatives not designated as hedges	$33,159	$(38,611)		$(5,452)

Total derivatives	$33,159	$(47,916)		$(14,757)

(1)
At December 31, 2016 and 2015, insurance-linked securities include a longevity swap for which the notional amount is not reflective of the overall potential exposure of the swap. As such, the Company has included the probable maximum loss under the swap within the net notional exposure as an approximation of the notional amount.

(2)
The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. Only the notional value of interest rate swaps on fixed maturities is presented separately in the table.

Gains and Losses on Derivatives not Designated as Hedges [Table Text Block]
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Foreign exchange forward contracts	$(53,437)	$(29,217)	$39,399
Foreign currency option contracts	2,583	(3,472)	(810)
Total included in net foreign exchange (losses) gains	$(50,854)	$(32,689)	$38,589
Futures contracts	$(5,195)	$(32,004)	$(72,146)
Insurance-linked securities	3,813	(1,556)	230
Total return swaps	(1,096)	1,390	(1,002)
Interest rate swaps	10,981	(8,101)	(15,871)
TBAs	6,366	2,877	13,166
Other	—	2,493	(3)
Total included in net realized and unrealized investment gains (losses)	$14,869	$(34,901)	$(75,626)
Total derivatives not designated as hedges	$(35,985)	$(67,590)	$(37,037)

Offsetting Disclosures [Table Text Block]
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2016	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$18,751	$—	$18,751	$(794)	$(34,120)	$(16,163)
Total derivative liabilities	$(24,044)	$—	$(24,044)	$794	$22,923	$(327)

December 31, 2015
Total derivative assets	$33,159	$—	$33,159	$(1,037)	$(10,222)	$21,900
Total derivative liabilities	$(47,916)	$—	$(47,916)	$1,037	$25,904	$(20,975)

(1)	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.